Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 6:- LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company’s leases have original lease periods expiring between 2022 and 2030. Some leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

Due to the outbreak of COVID-19 and as a result of implementing a hybrid working model, the Company decided not to occupy leased offices in several locations. As a result of this, in 2020 the Company recorded a loss contingency of $2,155 related to Bangalore, India and an impairment of $351 related to Holon, Israel. In December 2021, the Company recorded an impairment in the amount of $1,439 primarily related to the offices in the United States and Germany. Furthermore, in November and December 2021 the Company signed an amendment with its lessor in Holon, Israel to vacate a portion of the offices. The loss contingency and the impairment were included in the Operating expenses in the Company’s consolidated statement of income.

The corresponding lease liabilities are classified as current and non-current operating lease liabilities.

The components of operating lease costs were as follows:

	Year ended December 31,
	2020	2021

Operating lease cost	$8,144	$7,946
Variable lease cost	4,150	4,241
Short-term lease cost	422	373

Total lease costs	$12,716	$12,560

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:

December 31,
2021

Weighted average remaining lease term (years)	6.26
Weighted average discount rate	4.77%

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2020 and 2021, respectively, was $9,886 and $10,964 (included in cash flows from operating activities).

Maturities of lease liabilities are as follows:

2022	$11,115
2023	10,226
2024	7,953
2025	7,205
2026	6,726
2027 and thereafter	14,923

Total undiscounted cash flows	58,148
Less imputed interest	8,570

Present value of lease liabilities	$49,578